Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 208,263	€ 181,485	€ 181,234
Goodwill	69,323	69,323	69,323
Property, plant and equipment	45,613	46,801	40,564
Right-of-use assets	119,097	121,731	118,775
Deferred income tax assets	16,625	17,297	17,070
Other non-current assets	15,843	15,265	15,742
Non-current assets	474,764	451,902	442,708
Current assets
Inventories	114,875	109,094	92,335
Trade receivables	50,767	48,868	39,781
Other current assets	36,645	30,467	41,706
Cash and bank balances	30,847	91,897	88,981
Current assets	233,134	280,326	262,803
Total assets	707,898	732,228	705,511
Non-current liabilities
Non-current borrowings	35,298	18,115	11,212
Non-current lease liabilities	103,458	105,986	102,987
Non-current provisions	3,292	4,111	4,166
Employee benefits	17,392	15,128	18,464
Deferred income tax liabilities	53,423	54,660	54,179
Other non-current liabilities	5,413	690	1,080
Non-current liabilities	218,276	198,690	192,088
Current liabilities
Trade payables	75,489	73,114	58,151
Bank overdrafts	0	148	14
Current borrowings	16,724	15,370	55,559
Current lease liabilities	32,455	34,605	37,072
Current provisions	2,359	3,014	3,141
Other current liabilities	118,858	106,481	68,660
Current liabilities	245,885	232,732	222,597
Total liabilities	464,161	431,422	414,685
Net assets	243,737	300,806	290,826
Equity attributable to owners of the Company
Share capital			339,259
Treasury shares	(25,023)	(25,023)	(3)
Other reserves	769,898	762,961	149,460
Accumulated losses	(505,620)	(442,618)	(224,328)
Equity attributable to owners of the Company	239,255	295,320	264,388
Non- controlling interests	4,482	5,486	26,438
Total equity	€ 243,737	€ 300,806	€ 290,826